FIDELITY ADVISOR
EMERGING MARKETS INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             19  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    22  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           23  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 39  Notes to financial statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  18.58%         -5.52%       68.91%        66.13%
INCOME - CL A

FIDELITY ADV EMERGING MARKETS  12.95%         -10.01%      60.89%        58.24%
INCOME - CL A  (INCL. 4.75%
SALES CHARGE)

JP EMBI Plus                   10.57%         -4.26%       94.38%        71.26%

Emerging Markets Debt Funds    9.72%          -10.63%      63.27%        n/a
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  -5.52%       11.05%        10.03%
INCOME - CL A

FIDELITY ADV EMERGING MARKETS  -10.01%      9.98%         9.03%
INCOME - CL A  (INCL. 4.75%
SALES CHARGE)

JP EMBI Plus                   -4.26%       14.22%        10.66%

Emerging Markets Debt Funds    -10.63%      10.12%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL A      JP EMBI Plus
             00255                       JP004
  1994/03/10       9525.00                    10000.00
  1994/03/31       9128.32                     8807.82
  1994/04/30       9248.44                     8643.25
  1994/05/31       9844.60                     9282.15
  1994/06/30       9368.11                     8810.67
  1994/07/31       9578.30                     8971.50
  1994/08/31      10732.31                     9714.11
  1994/09/30      11038.76                    10014.32
  1994/10/31      10754.24                     9697.82
  1994/11/30      10530.74                     9687.51
  1994/12/31       9760.21                     9059.99
  1995/01/31       8639.66                     8623.61
  1995/02/28       8022.18                     8222.51
  1995/03/31       7787.58                     8056.78
  1995/04/30       8456.16                     8918.88
  1995/05/31       8960.63                     9695.07
  1995/06/30       9011.12                     9909.06
  1995/07/31       9026.46                     9869.98
  1995/08/31       9219.78                    10140.13
  1995/09/30       9586.60                    10536.55
  1995/10/31       9514.14                    10422.17
  1995/11/30       9831.92                    10724.86
  1995/12/31      10442.10                    11485.35
  1996/01/31      11211.15                    12358.18
  1996/02/29      10586.42                    11676.46
  1996/03/31      10686.18                    11942.44
  1996/04/30      11237.32                    12593.99
  1996/05/31      11532.65                    12811.92
  1996/06/30      11823.71                    13262.30
  1996/07/31      11956.95                    13539.46
  1996/08/31      12386.31                    14036.78
  1996/09/30      13395.58                    14942.02
  1996/10/31      13777.70                    15043.72
  1996/11/30      14543.65                    15810.38
  1996/12/31      14671.78                    16000.37
  1997/01/31      15288.34                    16442.93
  1997/02/28      15544.63                    16729.03
  1997/03/31      14908.02                    16123.30
  1997/04/30      15420.01                    16602.74
  1997/05/31      16079.19                    17247.58
  1997/06/30      16574.92                    17644.32
  1997/07/31      17288.48                    18376.34
  1997/08/31      17191.69                    18301.91
  1997/09/30      17741.43                    18861.14
  1997/10/31      15984.93                    16688.46
  1997/11/30      16562.96                    17480.82
  1997/12/31      17094.97                    18083.31
  1998/01/31      17114.76                    18046.65
  1998/02/28      17575.41                    18563.20
  1998/03/31      18039.84                    19025.32
  1998/04/30      18049.07                    19071.47
  1998/05/31      17302.88                    18420.48
  1998/06/30      16748.18                    17888.74
  1998/07/31      17001.72                    18011.22
  1998/08/31      10989.02                    12835.61
  1998/09/30      11969.35                    14090.76
  1998/10/31      12790.50                    15002.37
  1998/11/30      13759.46                    15885.48
  1998/12/31      13344.82                    15488.40
  1999/01/31      13003.97                    14913.30
  1999/02/28      13243.05                    15127.43
  1999/03/31      14403.21                    16271.83
  1999/04/30      15933.06                    17383.82
  1999/05/31      15075.30                    16392.75
  1999/06/30      15823.97                    17125.88
IMATRL PRASUN   SHR__CHT 19990630 19990715 110634 R00000000000067

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 1999, the value of the investment would have grown to $15,824 - a 58.24% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,126 - a 71.26% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value of
its currency create these risks. For
these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,          SEPTEMBER 3, 1996
                                                                               (COMMENCEMENT OF SALE OF
                                                                               CLASS A SHARES) TO DECEMBER
                                                                               31,

                  1999                       1998                      1997    1996

Dividend returns  4.57%                      8.10% A                   8.37%   2.32%

Capital returns   14.01%                     -30.04%                    8.15%  15.39%

Total returns     18.58%                     -21.94%                   16.52%  17.71%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR A

Dividends per share          5.21(cents)   32.47(cents)   82.84(cents)

Annualized dividend rate     7.33%         7.95%          10.05%

30-day annualized yield      n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $8.65 over the past one month, $8.24 over the past six months, and $8.24 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 17.4(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  18.72%         -5.53%       68.67%        65.89%
INCOME - CL T

FIDELITY ADV EMERGING MARKETS  14.57%         -8.83%       62.77%        60.09%
INCOME - CL T  (INCL. 3.50%
SALES CHARGE)

JP EMBI Plus                   10.57%         -4.26%       94.38%        71.26%

Emerging Markets Debt Funds    9.72%          -10.63%      63.27%        n/a
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  -5.53%       11.02%        10.00%
INCOME - CL T

FIDELITY ADV EMERGING MARKETS  -8.83%       10.23%        9.27%
INCOME - CL T  (INCL. 3.50%
SALES CHARGE)

JP EMBI Plus                   -4.26%       14.22%        10.66%

Emerging Markets Debt Funds    -10.63%      10.12%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL T      JP EMBI Plus
             00635                       JP004
  1994/03/10       9650.00                    10000.00
  1994/03/31       9248.12                     8807.82
  1994/04/30       9369.81                     8643.25
  1994/05/31       9973.79                     9282.15
  1994/06/30       9491.05                     8810.67
  1994/07/31       9704.00                     8971.50
  1994/08/31      10873.16                     9714.11
  1994/09/30      11183.62                    10014.32
  1994/10/31      10895.38                     9697.82
  1994/11/30      10668.94                     9687.51
  1994/12/31       9888.29                     9059.99
  1995/01/31       8753.04                     8623.61
  1995/02/28       8127.46                     8222.51
  1995/03/31       7889.78                     8056.78
  1995/04/30       8567.13                     8918.88
  1995/05/31       9078.23                     9695.07
  1995/06/30       9129.37                     9909.06
  1995/07/31       9144.92                     9869.98
  1995/08/31       9340.78                    10140.13
  1995/09/30       9712.41                    10536.55
  1995/10/31       9639.00                    10422.17
  1995/11/30       9960.95                    10724.86
  1995/12/31      10579.14                    11485.35
  1996/01/31      11358.28                    12358.18
  1996/02/29      10725.35                    11676.46
  1996/03/31      10826.42                    11942.44
  1996/04/30      11384.79                    12593.99
  1996/05/31      11684.00                    12811.92
  1996/06/30      11978.87                    13262.30
  1996/07/31      12113.86                    13539.46
  1996/08/31      12548.86                    14036.78
  1996/09/30      13572.33                    14942.02
  1996/10/31      13947.71                    15043.72
  1996/11/30      14723.78                    15810.38
  1996/12/31      14854.44                    16000.37
  1997/01/31      15480.72                    16442.93
  1997/02/28      15740.89                    16729.03
  1997/03/31      15095.79                    16123.30
  1997/04/30      15612.28                    16602.74
  1997/05/31      16280.02                    17247.58
  1997/06/30      16795.95                    17644.32
  1997/07/31      17517.42                    18376.34
  1997/08/31      17419.65                    18301.91
  1997/09/30      17975.36                    18861.14
  1997/10/31      16195.49                    16688.46
  1997/11/30      16765.19                    17480.82
  1997/12/31      17301.56                    18083.31
  1998/01/31      17318.97                    18046.65
  1998/02/28      17784.00                    18563.20
  1998/03/31      18254.99                    19025.32
  1998/04/30      18263.11                    19071.47
  1998/05/31      17506.64                    18420.48
  1998/06/30      16945.16                    17888.74
  1998/07/31      17201.57                    18011.22
  1998/08/31      11111.23                    12835.61
  1998/09/30      12098.20                    14090.76
  1998/10/31      12943.55                    15002.37
  1998/11/30      13905.35                    15885.48
  1998/12/31      13483.97                    15488.40
  1999/01/31      13155.42                    14913.30
  1999/02/28      13378.82                    15127.43
  1999/03/31      14554.32                    16271.83
  1999/04/30      16102.24                    17383.82
  1999/05/31      15233.80                    16392.75
  1999/06/30      16008.70                    17125.88
IMATRL PRASUN   SHR__CHT 19990630 19990723 150630 R00000000000067

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 1999, the value of your investment would have grown to $16,009 - a 60.09% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,126 - a 71.26% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value of
its currency create these risks. For
these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,                       MARCH 10, 1994 (COMMENCEMENT
                                                                                            OF OPERATIONS) TO DECEMBER 31,

                  1999                       1998                   1997    1996    1995    1994

Dividend returns  4.56%                      7.99% A                8.32%   9.46%   9.51%   4.80%

Capital returns   14.16%                     -30.06%                8.15%  30.95%  -2.52%  -2.33%

Total returns     18.72%                     -22.07%                16.47%  40.41%  6.99%   2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR A

Dividends per share          5.19(cents)   32.41(cents)   81.98(cents)

Annualized dividend rate     7.31%         7.94%          9.96%

30-day annualized yield      8.00%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $8.64 over the past one month, $8.23 over the past six months and $8.23 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 17.2(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 5% ,5%, 2% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, five year and life of fund total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  18.38%         -6.19%       63.11%        60.42%
INCOME - CL B

FIDELITY ADV EMERGING MARKETS  13.38%         -10.46%      61.27%        59.53%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                   10.57%         -4.26%       94.38%        71.26%

Emerging Markets Debt Funds    9.72%          -10.63%      63.27%        n/a
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  -6.19%       10.28%        9.31%
INCOME - CL B

FIDELITY ADV EMERGING MARKETS  -10.46%      10.03%        9.19%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                   -4.26%       14.22%        10.66%

Emerging Markets Debt Funds    -10.63%      10.12%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL B      JP EMBI Plus
             00637                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10042.78                     8971.50
  1994/08/31      11243.37                     9714.11
  1994/09/30      11566.18                    10014.32
  1994/10/31      11270.66                     9697.82
  1994/11/30      11019.23                     9687.51
  1994/12/31      10195.80                     9059.99
  1995/01/31       9040.37                     8623.61
  1995/02/28       8379.79                     8222.51
  1995/03/31       8129.96                     8056.78
  1995/04/30       8821.79                     8918.88
  1995/05/31       9341.02                     9695.07
  1995/06/30       9398.54                     9909.06
  1995/07/31       9408.41                     9869.98
  1995/08/31       9603.44                    10140.13
  1995/09/30       9967.22                    10536.55
  1995/10/31       9896.87                    10422.17
  1995/11/30      10220.12                    10724.86
  1995/12/31      10846.22                    11485.35
  1996/01/31      11637.09                    12358.18
  1996/02/29      10984.00                    11676.46
  1996/03/31      11081.11                    11942.44
  1996/04/30      11645.35                    12593.99
  1996/05/31      11956.55                    12811.92
  1996/06/30      12239.00                    13262.30
  1996/07/31      12370.24                    13539.46
  1996/08/31      12818.89                    14036.78
  1996/09/30      13841.33                    14942.02
  1996/10/31      14226.85                    15043.72
  1996/11/30      15019.85                    15810.38
  1996/12/31      15142.84                    16000.37
  1997/01/31      15770.43                    16442.93
  1997/02/28      16024.74                    16729.03
  1997/03/31      15360.81                    16123.30
  1997/04/30      15876.94                    16602.74
  1997/05/31      16543.60                    17247.58
  1997/06/30      17055.87                    17644.32
  1997/07/31      17775.74                    18376.34
  1997/08/31      17666.48                    18301.91
  1997/09/30      18218.22                    18861.14
  1997/10/31      16396.61                    16688.46
  1997/11/30      16991.95                    17480.82
  1997/12/31      17520.59                    18083.31
  1998/01/31      17513.16                    18046.65
  1998/02/28      17988.29                    18563.20
  1998/03/31      18450.12                    19025.32
  1998/04/30      18448.18                    19071.47
  1998/05/31      17676.74                    18420.48
  1998/06/30      17101.39                    17888.74
  1998/07/31      17348.20                    18011.22
  1998/08/31      11210.43                    12835.61
  1998/09/30      12197.71                    14090.76
  1998/10/31      13022.87                    15002.37
  1998/11/30      13997.31                    15885.48
  1998/12/31      13551.29                    15488.40
  1999/01/31      13214.92                    14913.30
  1999/02/28      13449.18                    15127.43
  1999/03/31      14615.52                    16271.83
  1999/04/30      16171.38                    17383.82
  1999/05/31      15277.37                    16392.75
  1999/06/30      15953.00                    17125.88
IMATRL PRASUN   SHR__CHT 19990630 19990723 150324 R00000000000067

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by June 30, 1999, the value of the investment including the effect of the applicable contingent deferred sales charge, would have been $15,953 - a 59.53% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,126 - a 71.26% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,                          JUNE 30, 1994 (COMMENCEMENT
                                                                                               OF SALE OF CLASS B SHARES)
                                                                                               TO DECEMBER 31,

Dividend returns  4.15%                      7.45% A                   7.57%   8.54%   8.69%   3.03%

Capital returns   14.23%                     -30.11%                    8.13%  31.07%  -2.31%  0.64%

Total returns     18.38%                     -22.66%                   15.70%  39.61%  6.38%   3.67%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR A

Dividends per share          4.71(cents)   29.61(cents)   76.77(cents)

Annualized dividend rate     6.60%         7.22%          9.28%

30-day annualized yield      7.59%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $8.68 over the past one month, $8.27 over the past six months, and $8.27 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 16.1(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, five year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, five year and life of fund total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  18.21%         -6.03%       63.15%        60.46%
INCOME - CL C

FIDELITY ADV EMERGING MARKETS  17.21%         -6.88%       63.15%        60.46%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                   10.57%         -4.26%       94.38%        71.26%

Emerging Markets Debt Funds    9.72%          -10.63%      63.27%        n/a
Average


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  -6.03%       10.28%        9.31%
INCOME - CL C

FIDELITY ADV EMERGING MARKETS  -6.88%       10.28%        9.31%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Plus                   -4.26%       14.22%        10.66%

Emerging Markets Debt Funds    -10.63%      10.12%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL C      JP EMBI Plus
             00488                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10042.78                     8971.50
  1994/08/31      11243.37                     9714.11
  1994/09/30      11566.18                    10014.32
  1994/10/31      11270.66                     9697.82
  1994/11/30      11019.23                     9687.51
  1994/12/31      10195.80                     9059.99
  1995/01/31       9040.37                     8623.61
  1995/02/28       8379.79                     8222.51
  1995/03/31       8129.96                     8056.78
  1995/04/30       8821.79                     8918.88
  1995/05/31       9341.02                     9695.07
  1995/06/30       9398.54                     9909.06
  1995/07/31       9408.41                     9869.98
  1995/08/31       9603.44                    10140.13
  1995/09/30       9967.22                    10536.55
  1995/10/31       9896.87                    10422.17
  1995/11/30      10220.12                    10724.86
  1995/12/31      10846.22                    11485.35
  1996/01/31      11637.09                    12358.18
  1996/02/29      10984.00                    11676.46
  1996/03/31      11081.11                    11942.44
  1996/04/30      11645.35                    12593.99
  1996/05/31      11956.55                    12811.92
  1996/06/30      12239.00                    13262.30
  1996/07/31      12370.24                    13539.46
  1996/08/31      12818.89                    14036.78
  1996/09/30      13841.33                    14942.02
  1996/10/31      14226.85                    15043.72
  1996/11/30      15019.85                    15810.38
  1996/12/31      15142.84                    16000.37
  1997/01/31      15770.43                    16442.93
  1997/02/28      16024.74                    16729.03
  1997/03/31      15360.81                    16123.30
  1997/04/30      15876.94                    16602.74
  1997/05/31      16543.60                    17247.58
  1997/06/30      17055.87                    17644.32
  1997/07/31      17775.74                    18376.34
  1997/08/31      17666.48                    18301.91
  1997/09/30      18218.22                    18861.14
  1997/10/31      16396.61                    16688.46
  1997/11/30      16977.03                    17480.82
  1997/12/31      17506.75                    18083.31
  1998/01/31      17508.74                    18046.65
  1998/02/28      17968.54                    18563.20
  1998/03/31      18432.44                    19025.32
  1998/04/30      18428.80                    19071.47
  1998/05/31      17653.68                    18420.48
  1998/06/30      17075.09                    17888.74
  1998/07/31      17319.09                    18011.22
  1998/08/31      11194.28                    12835.61
  1998/09/30      12184.82                    14090.76
  1998/10/31      13011.47                    15002.37
  1998/11/30      13987.53                    15885.48
  1998/12/31      13573.71                    15488.40
  1999/01/31      13221.04                    14913.30
  1999/02/28      13471.47                    15127.43
  1999/03/31      14637.27                    16271.83
  1999/04/30      16178.68                    17383.82
  1999/05/31      15299.84                    16392.75
  1999/06/30      16045.91                    17125.88
IMATRL PRASUN   SHR__CHT 19990630 19990715 111016 R00000000000067

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by June 30, 1999, the value of the investment would have been $16,046 - a 60.46% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,126 - a 71.26% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,  NOVEMBER 3, 1997
                                                                      (COMMENCEMENT  OF SALE OF
                                                                      CLASS C SHARES) TO DECEMBER
                                                                      31,

                  1999                       1998                     1997

Dividend returns  4.09%                      7.41% A                  2.48%

Capital returns   14.12%                     -29.88%                  1.68%

Total returns     18.21%                     -22.47%                  4.16%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR A

Dividends per share          4.55(cents)   29.16(cents)   75.84(cents)

Annualized dividend rate     6.39%         7.13%          9.20%

30-day annualized yield      n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $8.67 over the past one month, $8.25 over the past six months, and $8.24 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 15.9(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite rising U.S. interest rates,
emerging-market debt enjoyed
positive performance in the first half
of 1999, as the J.P. Morgan
Emerging Markets Bond Index Plus
- which tracks total returns for
traded external debt instruments in
the emerging markets - returned
10.57% for the six months ending
June 30, 1999.  The market's positive
performance was a continuation of
the rally that began late last fall in
the aftermath of Russia's
devaluation and default on its local
currency-denominated debt.
Several factors were responsible for
the rally.  First, emerging markets
enjoyed a technical rebound from
the dramatically oversold
conditions that existed last fall.
Russian debt, the primary victim of
last year's rout, enjoyed this year's
largest rebound.  Brazilian debt
prices also rallied significantly
despite a devaluation of its currency
- the real - in January.  The
Brazilian recovery was driven by a
much milder-than-expected
recession and a muted inflationary
response from the devaluation.
Another important development
was the dramatic increase in the
price of oil, which benefited
Venezuela, the second-best
performing country year-to-date,
as well as Russia and Mexico.  The
only country with significantly
negative returns was Ecuador,
which suffered from investors'
negative sentiment about its
creditworthiness, a stagnant
economy, high deficits and a
very weak banking sector.

(photograph of John Carlson)

An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. HOW DID THE FUND PERFORM IN THE FIRST HALF OF 1999, JOHN?

A. The fund generated favorable performance in the first half. For the six months ending June 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 18.58%, 18.72%, 18.38% and 18.21%, respectively. The emerging markets debt funds average, as tracked by Lipper Inc., returned 9.72% during the same period, while the J.P. Morgan Emerging Markets Bond Index Plus returned 10.57%. For the 12 months ending June 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned -5.52%, -5.53%, -6.19% and -6.03%, respectively, while the Lipper peer group and J.P. Morgan index returned -10.63% and -4.26%, respectively.

Q. RUSSIA WAS THE MAJOR STORY IN EMERGING MARKETS LAST YEAR. HOW HAS IT PERFORMED IN 1999 AND HOW DID IT INFLUENCE FUND PERFORMANCE?

A. Russian asset prices ended 1998 at deeply depressed levels after the government devalued its currency and defaulted on local currency-denominated debt. In addition, the themes of de-leveraging and deflation throughout global capital markets further contributed to the crisis. The fund maintained its overweighted position in Russia as our team believed assets had become significantly oversold. The fund's holdings in Russia were also shifted to include more U.S. dollar-denominated eurobonds, which we perceived to be more creditworthy than debt that had evolved from the former Soviet Union. So far this year, Russian debt prices have rebounded. Stronger commodity prices, particularly oil, helped. In addition, some stability returned to the Russian economy. The result has been that Russia is the top-performing country in the benchmark this year and a top contributor to the fund.

Q. WHAT'S BEEN THE MAJOR EVENT SO FAR IN 1999?

A. If Russia was 1998's big story, Brazil has been the major story thus far in 1999. Brazil devalued its currency - the real - in January of this year. However, unlike Russia, the perception is that the Brazil devaluation was one of the most widely anticipated emerging-market crises in recent memory. In light of this, our research team studied all the major emerging-market currency devaluations of the 1990s and concluded that Brazilian assets already reflected the turmoil that typically follows such an event. As a result of this and other factors, the fund overweighted Brazil. Brazilian debt prices subsequently recovered. Most importantly, the economy contracted less than was expected and inflation was surprisingly tame. In addition, the newly appointed Central Bank Governor, Arminio Fraga, was able to convince major banks to extend credit lines to Brazil. This action helped mitigate Brazil's growing liquidity crisis.

Q. WHAT ELSE HELPED FUND PERFORMANCE, AND WHAT HURT?

A. One of the key trends in the first half of 1999 was the resurgence in oil prices. The price of West Texas Intermediate crude oil rose from approximately $12 per barrel in January to over $18 per barrel by the end of June. Relative to its benchmark, the fund benefited from its overweighting in Venezuela, one of the world's most important oil producers. In addition, differentiating among oil producers benefited fund performance. Our analysts believed that, by itself, higher oil prices would not be enough to help Ecuador, a deteriorating credit. As a result, the fund maintained an underweighted position relative to the benchmark. It is also important to recognize that while country selection is the more talked-about aspect of our investment process, security selection - choosing the bonds with the best value in each country - also was a key driver of fund performance. Specifically, security selection within countries with robust bond markets, such as Brazil and Mexico, contributed to performance. While the fund had no significant detractors overall, security selection in Argentina hampered performance during June. Investor speculation about a possible currency devaluation left Argentinian debt prices lower, which caused our holdings in that country to suffer.

Q. JOHN, WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1999?

A. I'm cautious. Looking forward, I think it is critical that global economic growth expands, particularly outside of the U.S. Our work has found that long-term economic growth is the key variable for emerging-country creditworthiness. It is also important that commodity prices stay stable or increase. I will watch closely the level and consistency of credit extended by banks to emerging-market countries. Lastly, we are monitoring the potential for China to devalue its currency and considering the possible fallout from such an event.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: a high level of current
income; as a secondary
objective, the fund seeks
capital appreciation

START DATE: March 10, 1994

SIZE: as of June 30, 1999,
more than $76 million

MANAGER: John Carlson,
since 1995; lead manager,
Fidelity Advisor Strategic
Income Fund, since 1996;
joined Fidelity in 1995.

JOHN CARLSON TALKS ABOUT
ESTIMATING COUNTRY RISK:

"I have found when investing in
emerging markets that it is
critical to combine quantitative
analysis of countries with a
qualitative, hands-on assessment.

"The two main sources of risk for
an emerging-markets debt fund
are the overall market risk and
each country's individual risk. We
have created a proprietary tool to
help us assign a risk score to each
country in our investment
universe. One of the models we
use to reach this score looks at the
debt-servicing capacity of each
country. It is akin to the credit
scores used by banks as an aid in
deciding to whom to lend.

"The macroeconomic variables we
have found to be highly significant
in explaining the occurrence of
debt defaults are: 1) liquidity,
the gross borrowing requirements
of the country as a percentage of
foreign currency reserves; and
2) leverage, the country's external
debt as a percentage of exports of
goods and services. Additionally,
two economic performance
variables are included on the
premise that even large liquidity
requirements can be managed
provided policies are right and the
economy is experiencing robust,
non-inflationary growth. These
variables are average growth and
inflation."


INVESTMENT CHANGES





TOP FIVE COUNTRIES AS OF JUNE
30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE COUNTRIES  6 MONTHS AGO

Brazil                          21.2                     15.8

Mexico                          15.2                     22.9

Argentina                       14.7                     19.2

Russia                          12.3                     7.0

Venezuela                       9.6                      12.5


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE. TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS.

TOP FIVE HOLDINGS AS OF JUNE
30, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS  6 MONTHS AGO

Brazilian Federative Republic   12.9                     6.1

Argentinian Republic            10.3                     12.8

Venezuelan Republic             9.6                      12.5

United Mexican States           8.6                      17.0

Russian Federation              5.6                      1.1



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999                                             AS OF DECEMBER 31, 1998

Corporate Bonds                 19.9%                           Corporate Bonds                    16.8%

Government  Obligations         62.3%                           Government  Obligations            67.3%

Stocks                           5.1%                           Stocks                              7.0%

Other Investments                6.6%                           Other Investments                   4.7%

Short-Term  Investments          6.1%                           Short-Term  Investments             4.2%

Row: 1, Col: 1, Value: 19.9                                     Row: 1, Col: 1, Value: 16.8
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 62.3                                     Row: 1, Col: 3, Value: 67.3
Row: 1, Col: 4, Value: 0.0                                      Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.1                                      Row: 1, Col: 5, Value: 7.0
Row: 1, Col: 6, Value: 0.0                                      Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 6.6                                      Row: 1, Col: 7, Value: 4.7
Row: 1, Col: 8, Value: 6.1                                      Row: 1, Col: 8, Value: 4.2







INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 19.9%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

CONVERTIBLE BONDS - 3.1%

MALAYSIA - 2.0%

Telekom Malaysia BHD 4%           Baa3        $ 1,690,000                        $ 1,457,625
10/3/04

MEXICO - 1.1%

Telefonos de Mexico SA de CV      BB           760,000                            784,700
4.25% 6/15/04

TOTAL CONVERTIBLE BONDS                                                           2,242,325

NONCONVERTIBLE BONDS - 16.8%

ARGENTINA - 2.4%

Compania Internacional de         BB     ARS   2,310,000                          1,790,492
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

BRAZIL - 4.9%

Banco Nacional de
Desenvolvimento  Economico e
Social:

13.64% 6/16/08 (g)                B1           3,225,000                          2,725,125

13.64% 6/16/08 (f)(g)             B1           980,000                            828,100

                                                                                  3,553,225

MALAYSIA - 3.1%

Petroliam Nasional BHD
(Petronas):

7.625% 10/15/26 (Reg. S)          A2           2,330,000                          1,898,950

yankee 7.625% 10/15/26 (f)        Baa3         490,000                            399,350

                                                                                  2,298,300

MEXICO - 4.2%

Cemex SA 9.25% 6/17/02            Ba2          1,430,000                          1,444,300

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          570,000                            475,950

9.5% 9/15/27                      Ba2          1,220,000                          1,160,525

                                                                                  3,080,775

TURKEY - 2.2%

Cellco Finance NV 15% 8/1/05      B2           1,540,000                          1,586,200

TOTAL NONCONVERTIBLE BONDS                                                        12,308,992

TOTAL CORPORATE BONDS                                                             14,551,317
(Cost $13,809,621)

GOVERNMENT OBLIGATIONS (H) -
62.7%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

ARGENTINA - 12.3%

Argentinian Republic:

Brady par euro 6% 3/31/23         Ba3         $ 5,870,000                        $ 3,756,800

9.75% 9/19/27                     Ba3          4,960,000                          3,812,995

City of Buenos Aires euro         B1     ARS   1,820,000                          1,465,298
10.5% 5/28/04

                                                                                  9,035,093

BRAZIL - 12.9%

Brazilian Federative Republic:

Brady discount euro 5.875%        B2           2,770,000                          1,765,875
4/15/24 (g)

Brady:

debt conversion bond euro         B2           3,820,000                          2,368,400
5.9375% 4/15/12 (g)

new money bond L:

5.9375% 4/15/09 (Bearer) (g)      B2           2,530,000                          1,774,163

5.9375% 4/15/09 (Reg.) (g)        B2           1,990,000                          1,395,488

global bond 10.125% 5/15/27       B2           2,820,000                          2,125,575

                                                                                  9,429,501

BULGARIA - 2.6%

Bulgarian Republic Brady:

discount A 5.875% 7/28/24 (g)     B2           2,440,000                          1,668,350

FLIRB A 2.5% 7/28/12 (g)          B2           440,000                            270,600

                                                                                  1,938,950

COSTA RICA - 1.4%

Banco Central Costa Rica          Ba1          400,000                            350,000
Series A, 6.25% 5/21/10

Costa Rican Republic 9.335%       Ba1          700,000                            686,000
5/15/09 (f)

                                                                                  1,036,000

IVORY COAST - 0.7%

Ivory Coast Brady past due        -            1,521,000                          532,350
interest 2% 3/29/18 (g)

MALAYSIA - 1.6%

Malaysian Government yankee       Baa3         1,130,000                          1,142,102
8.75% 6/1/09

MEXICO - 8.6%

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          1,660,000                          1,232,550
unit

Brady par B 6.25% 12/31/19        Ba2          590,000                            438,075
unit

global bond 11.5% 5/15/26         Ba2          2,460,000                          2,742,900

GOVERNMENT OBLIGATIONS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

MEXICO - CONTINUED

United Mexican States: -
continued

value recovery rights 6/30/03:

discount A (a)(i)                 -           $ 1,000                            $ 0

discount C (a)(i)                 -            1,000                              0

10.375% 2/17/09                   Ba2          840,000                            857,850

warrants 2/17/00 (a)(i)           -            16,100                             1,022,350

                                                                                  6,293,725

NIGERIA - 1.3%

Central Bank of Nigeria:

6.25% 11/15/20                    -            1,500,000                          922,500

warrants 11/15/20 (a)(i)          -            1,500                              0

                                                                                  922,500

PERU - 1.2%

Peruvian Republic:

Brady FLIRB 3.75% 3/7/17 (g)      Ba3          630,000                            346,500

Brady past due interest 4.5%      Ba3          850,000                            524,875
3/7/17 (g)

                                                                                  871,375

POLAND - 0.5%

Polish Republic Brady par 3%      Baa3         610,000                            364,475
10/27/24 (e)

RUSSIA - 8.8%

Bank for Foreign Economic         Ca           3,940,000                          630,400
Affairs of Russia
(Vnesheconombank) interest
notes 6.0625% 12/15/15 (g)

Moscow City 9.5% 5/31/00          Caa1         2,430,000                          1,500,525
(Reg.)

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)      B3           3,310,000                          1,861,875

9.25% 11/27/01                    B3           570,000                            386,175

11% 7/24/18 (Reg. S)              B3           3,750,000                          1,875,000

Russian Federation Ministry       Ca           690,000                            162,150
of Finance 3% 5/14/03

                                                                                  6,416,125

GOVERNMENT OBLIGATIONS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

TURKEY - 1.2%

Turkish Republic:

global 12.375% 6/15/09            B1          $ 610,000                          $ 601,613

Treasury Bill 0% 1/19/00 (j)      -      TRL   206,126,000                        319,513

                                                                                  921,126

VENEZUELA - 9.6%

Venezuelan Republic:

Brady:

debt conversion bond euro         B2           3,440,460                          2,662,056
6.3125% 12/18/07 (g)

par W-B euro 6.75% 3/31/20        B2           1,550,000                          1,081,125

global bond 13.625% 8/15/18       B2           1,050,000                          966,000

Oil recovery rights 3/31/20       -            16,705                             0
(i)

9.25% 9/15/27                     B2           2,380,000                          1,582,700

euro 6% 3/31/07 (g)               B2           952,375                            728,567

                                                                                  7,020,448

TOTAL GOVERNMENT OBLIGATIONS                                                      45,923,770
(Cost $42,138,022)


COMMON STOCKS - 5.1%

                                 SHARES

BRAZIL - 3.4%

Telebras sponsored:

ADR                               42,000                2,625

ADR (PFD)                         27,800                2,507,213

                                                        2,509,838

MEXICO - 1.3%

Cemex SA Series B                 104,000               518,335

Fomento Economico Mexicano SA     10,200                406,725
de CV sponsored ADR

                                                        925,060

SINGAPORE - 0.4%

Pacific Internet Ltd.             7,100                 336,363

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UNITED STATES OF AMERICA - 0.0%

Paging Brazil Holding Co. LLC     490                  $ 0
Class B (a)

TOTAL COMMON STOCKS                                      3,771,261
(Cost $3,218,102)


SOVEREIGN LOAN PARTICIPATIONS
- 6.6%

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)

ALGERIA - 0.4%

Algerian Republic loan            -        $ 330,000                          311,850
participation - The Chase
Manhattan Bank 7.3125%
3/4/00 (g)

ANGOLA - 0.5%

Banco Nacional de Angola loan     -         1,596,128                         351,148
participation - Societe
Generale (a)

CAMEROON - 0.2%

Cameroon Republic:

loan participation - Societe      -   FRF   1,960,000                         46,346
Generale (a)

loan participation - Societe      -   DEM   1,430,000                         113,405
Generale (a)

                                                                              159,751

CONGO - 0.2%

Congo Republic loan               -         1,056,047                         137,286
participation - Societe
Generale (a)

MOROCCO - 1.8%

Moroccan Kingdom loan
participation:

Series A - ING Bank NV            -         620,000                           503,750
5.9063% 1/1/09 (g)

Series A - Merrill Lynch,         -         323,809                           263,095
Pierce, Fenner & Smith, Inc.
5.9063% 1/1/09 (g)

Series A - Morgan Guaranty        -         242,856                           197,321
Trust Co. 5.9063% 1/1/09 (g)

Series A - Paribas Capital        -         450,000                           365,625
Markets 5.9063% 1/1/09 (g)

                                                                              1,329,791

RUSSIA - 3.5%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank):

loan participation
restructured under 1997
Agreement:

- BankBoston Corp. 6.0625%        -         20,000                            2,475
12/15/20 (c)(g)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

RUSSIA - CONTINUED

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank): - continued

loan participation
restructured under 1997
Agreement:

- Deutsche Bank 6.0625%           -        $ 1,780,000                       $ 220,275
12/15/20 (c)(g)

- Donald, Lufkin & Jenrette       -         930,000                           115,088
Securities Corp. 6.0625%
12/15/20 (c)(g)

- ING Bank NV 6.0625%             -         1,680,000                         207,900
12/15/20 (c)(g)

- Lehman Commercial Paper,        -         170,000                           21,038
Inc. 6.0625% 12/15/20 (c)(g)

- Merrill Lynch, Pierce,          -         1,460,000                         180,675
Fenner & Smith, Inc. 6.0625%
12/15/20 (c)(g)

- Morgan (J.P.) Securities,       -         8,610,000                         1,065,488
Inc. 6.0625% 12/15/20 (c)(g)

- Paribus Capital Markets         -         1,070,000                         132,413
6.0625% 12/15/20 (c)(g)

- The Chase Manhattan Bank        -         4,710,000                         582,863
6.0625% 12/15/20 (c)(g)

                                                                              2,528,215

TOTAL SOVEREIGN LOAN                                                          4,818,041
PARTICIPATIONS
(Cost $5,932,416)


CASH EQUIVALENTS - 5.7%

                           MATURITY AMOUNT

Investments in repurchase  $ 4,143,557                     4,143,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.84%,
dated 6/30/99 due 7/1/99
(Cost $4,143,000)

TOTAL INVESTMENT IN                                      $ 73,207,389
SECURITIES - 100%
(Cost $69,241,161)

SECURITY TYPE ABBREVIATION

FLIRB                       -   Front Loaded Interest
                                Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                         -   Argentine peso

DEM                         -   German deutsche mark

FRF                         -   French franc

TRL                         -   Turkish lira

LEGEND
(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,913,450 or 2.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(i) Quantity represents share amount.

(j) Principal amount in thousands

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        2.6%       AAA, AA, A    0.0%

Baa               4.6%       BBB           4.6%

Ba                24.4%      BB            35.6%

B                 40.6%      B             27.1%

Caa               2.0%       CCC           2.2%

Ca, C             1.1%       CC, C         5.9%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 8.6%. FMR has determined that unrated debt securities that are lower quality account for 8.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $70,160,029. Net unrealized appreciation aggregated $3,047,360, of which $6,253,195 related to appreciated investment securities and $3,205,835 related to depreciated investment securities.

At December 31, 1998, the fund had a capital loss carryforward of approximately $20,267,000 all of which will expire on December 31, 2006.

The fund intends to elect to defer to its fiscal year ending December 31, 1999 approximately $4,525,000 of losses recognized during the period November 1, 1998 to December 31, 1998.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 73,207,389
value (including repurchase
agreements of $4,143,000)
(cost $69,241,161) -  See
accompanying schedule

Cash                                         673

Receivable for investments                   5,355,491
sold

Receivable for fund shares                   84,421
sold

Dividends receivable                         109,005

Interest receivable                          1,265,620

 TOTAL ASSETS                                80,022,599

LIABILITIES

Payable for investments        $ 3,228,356
purchased

Payable for fund shares         242,415
redeemed

Distributions payable           67,612

Accrued management fee          42,014

Distribution fees payable       25,879

Foreign tax payable             174,204

Other payables and accrued      51,940
expenses

 TOTAL LIABILITIES                           3,832,420

NET ASSETS                                  $ 76,190,179

Net Assets consist of:

Paid in capital                             $ 98,840,650

Undistributed net investment                 70,298
income

Accumulated undistributed net                (26,683,746)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  3,962,977
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 76,190,179

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 JUNE 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM              $8.87
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,398,702 (divided by)
270,303 shares)

Maximum offering price per          $9.31
share (100/95.25 of $8.87)

CLASS T: NET ASSET VALUE and        $8.87
redemption price per share
($51,111,233 (divided by)
5,765,055 shares)

Maximum offering price per          $9.19
share (100/96.50 of $8.87)

CLASS B: NET ASSET VALUE and        $8.91
offering price per share
($18,339,547 (divided by)
2,059,199 shares) A

CLASS C: NET ASSET VALUE, and       $8.89
offering price per share
($1,906,742 (divided by)
214,410 shares) A

INSTITUTIONAL CLASS: NET            $8.83
ASSET VALUE, offering price
and redemption price   per
share ($2,433,955 (divided
by) 275,637 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JUNE 30,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                            $ 147,133
Dividends

Interest                                      4,052,885

                                              4,200,018

Less foreign taxes withheld                   (14,758)

 TOTAL INCOME                                 4,185,260

EXPENSES

Management fee                   $ 254,668

Transfer agent fees               70,266

Distribution fees                 152,385

Accounting fees and expenses      30,542

Non-interested trustees'          257
compensation

Custodian fees and expenses       18,303

Registration fees                 40,103

Audit                             21,039

Legal                             67

Interest                          298

 Total expenses before            587,928
reductions

 Expense reductions               (1,945)     585,983

NET INVESTMENT INCOME                         3,599,277

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            510,686

 Foreign currency transactions    40,941      551,627

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            8,078,395

 Assets and liabilities in        3,515       8,081,910
foreign currencies

NET GAIN (LOSS)                               8,633,537

NET INCREASE (DECREASE) IN                   $ 12,232,814
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 3,599,277                $ 9,556,479
income

 Net realized gain (loss)       551,627                    (24,724,723)

 Change in net unrealized       8,081,910                  (7,288,547)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     12,232,814                 (22,456,791)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (2,896,870)                (8,112,285)
From net investment income

 Return of capital              -                          (1,692,592)

 TOTAL DISTRIBUTIONS            (2,896,870)                (9,804,877)

Share transactions - net        (8,718,167)                (12,668,733)
increase (decrease)

  TOTAL INCREASE (DECREASE)     617,777                    (44,930,401)
IN NET ASSETS

NET ASSETS

 Beginning of period            75,572,402                 120,502,803

 End of period (including      $ 76,190,179               $ 75,572,402
under (over) distribution
of net investment income of
$70,298 and  $(632,109),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED  JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                      1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.780                          $ 11.120                  $ 11.720  $ 10.520
period

Income from Investment
Operations

Net investment income D           .405                             .943                      .953      .274

Net realized and unrealized       1.010                            (3.275)                   .891      1.574
gain (loss)

Total from investment             1.415                            (2.332)                   1.844     1.848
operations

Less Distributions

From net investment income        (.325)                           (.834)                    (.984)    (.238)

From net realized gain            -                                -                         (1.460)   (.410)

Return of capital                 -                                (.174)                    -         -

Total distributions               (.325)                           (1.008)                   (2.444)   (.648)

Net asset value, end of period   $ 8.870                          $ 7.780                   $ 11.120  $ 11.720

TOTAL RETURN B, C                 18.58%                           (21.94)%                  16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,399                          $ 2,829                   $ 2,313   $ 478
(000 omitted)

Ratio of expenses to average      1.40% A, F                       1.40% F                   1.40% F   1.40% A, F
net assets

Ratio of expenses to average      1.40% A                          1.39% G                   1.38% G   1.40% A
net assets after expense
reductions

Ratio of net investment           9.87% A                          10.05%                    7.74%     7.31% A
income to  average net assets

Portfolio turnover rate           348% A                           514%                      660%      410%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.770                         $ 11.110                  $ 11.710  $ 9.280   $ 9.520
period

Income from Invest- ment
Operations

Net investment  income            .402 D                          .975 D                    .877 D    .758 D    .860

Net realized and unrealized       1.022                           (3.319)                   .961      2.832     (.323)
gain (loss)

Total from investment             1.424                           (2.344)                   1.838     3.590     .537
operations

Less Distributions

From net investment income        (.324)                          (.824)                    (.978)    (.750)    (.777)

From net realized gain            -                               -                         (1.460)   (.410)    -

Return of capital                 -                               (.172)                    -         -         -

Total distributions               (.324)                          (.996)                    (2.438)   (1.160)   (.777)

Net asset value, end of period   $ 8.870                         $ 7.770                   $ 11.110  $ 11.710  $ 9.280

TOTAL RETURN B, C                 18.72%                          (22.07)%                  16.47%    40.41%    6.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 51,111                        $ 53,643                  $ 93,228  $ 78,861  $ 36,205
(000 omitted)

Ratio of expenses to average      1.41% A                         1.50%                     1.47%     1.49%     1.50% F
net assets

Ratio of expenses to average      1.41% A                         1.48% G                   1.45% G   1.48% G   1.50%
net assets after expense
reductions

Ratio of net invest- ment         9.86% A                         9.96%                     7.08%     7.23%     9.32%
income to average net assets

Portfolio turnover rate           348% A                          514%                      660%      410%      305%



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED DECEMBER 31,

                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Invest- ment
Operations

Net investment  income            .356

Net realized and unrealized       (.073)
gain (loss)

Total from investment             .283
operations

Less Distributions

From net investment income        (.503)

From net realized gain            (.260)

Return of capital                 -

Total distributions               (.763)

Net asset value, end of period   $ 9.520

TOTAL RETURN B, C                 2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 30,029
(000 omitted)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of expenses to average      1.50% A
net assets after expense
reductions

Ratio of net invest- ment         6.60% A
income to average net assets

Portfolio turnover rate           354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1998                      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 7.800                         $ 11.160                  $ 11.750  $ 9.300   $ 9.520
period

Income from Investment
Operations

Net investment  income          .375 D                          .907 D                    .806 D    .686 D    .835

Net realized and unrealized     1.031                           (3.334)                   .956      2.853     (.342)
gain (loss)

Total from investment           1.406                           (2.427)                   1.762     3.539     .493
operations

Less Distributions

From net  investment income     (.296)                          (.772)                    (.892)    (.679)    (.713)

From net  realized gain         -                               -                         (1.460)   (.410)    -

Return of capital               -                               (.161)                    -         -         -

Total distributions             (.296)                          (.933)                    (2.352)   (1.089)   (.713)

Net asset value,  end of       $ 8.910                         $ 7.800                   $ 11.160  $ 11.750  $ 9.300
period

TOTAL RETURN B, C               18.38%                          (22.66)%                  15.70%    39.61%    6.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 18,339                        $ 16,703                  $ 23,576  $ 17,746  $ 9,486
(000 omitted)

Ratio of expenses to average    2.10% A                         2.15% F                   2.15%     2.15% F   2.25% F
net assets

Ratio of expenses to average    2.10% A                         2.13% G                   2.13% G   2.15%     2.25%
net assets after expense
reductions

Ratio of net investment         9.17% A                         9.36%                     6.48%     6.56%     8.48%
income to average net assets

Portfolio turnover rate         348% A                          514%                      660%      410%      305%



FINANCIAL HIGHLIGHTS - CLASS B

                               YEARS ENDED DECEMBER 31,

                               1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.700
period

Income from Investment
Operations

Net investment  income          .167

Net realized and unrealized     .227
gain (loss)

Total from investment           .394
operations

Less Distributions

From net  investment income     (.314)

From net  realized gain         (.260)

Return of capital               -

Total distributions             (.574)

Net asset value,  end of       $ 9.520
period

TOTAL RETURN B, C               3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 5,034
(000 omitted)

Ratio of expenses to average    2.25% A, F
net assets

Ratio of expenses to average    2.25% A
net assets after expense
reductions

Ratio of net investment         5.86% A
income to average net assets

Portfolio turnover rate         354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.790                         $ 11.110                  $ 12.190
period

Income from Investment
Operations

Net investment income D           .370                            .792                      .154

Net realized and unrealized       1.022                           (3.191)                   .322
gain (loss)

Total from investment             1.392                           (2.399)                   .476
operations

Less Distributions

From net investment income        (.292)                          (.762)                    (.286)

From net realized gain            -                               -                         (1.270)

Return of capital                 -                               (.159)                    -

Total distributions               (.292)                          (.921)                    (1.556)

Net asset value, end of period   $ 8.890                         $ 7.790                   $ 11.110

TOTAL RETURN B, C                 18.21%                          (22.47)%                  4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,907                         $ 964                     $ 66
(000 omitted)

Ratio of expenses to average      2.24% A                         2.25% F                   2.25% A, F
net assets

Ratio of expenses to average      2.24% A                         2.23% G                   2.25% A
net assets after  expense
reductions

Ratio of net investment           9.03% A                         9.30%                     9.04% A
income to average net assets

Portfolio turnover rate           348% A                          514%                      660%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 7.740                         $ 11.060                  $ 11.650  $ 9.280   $ 8.400
of period

Income from Investment
Operations

Net investment income             .410 D                          .931 D                    .860 D    .786 D    .393

Net realized and unrealized       1.014                           (3.229)                   1.008     2.779     .876
gain (loss)

Total from investment             1.424                           (2.298)                   1.868     3.565     1.269
operations

Less Distributions

From net investment income        (.334)                          (.846)                    (.998)    (.785)    (.389)

From net realized gain            -                               -                         (1.460)   (.410)    -

Return of capital                 -                               (.176)                    -         -         -

Total distributions               (.334)                          (1.022)                   (2.458)   (1.195)   (.389)

Net asset value, end of period   $ 8.830                         $ 7.740                   $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                 18.81%                          (21.75)%                  16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,434                         $ 1,434                   $ 1,320   $ 2,639   $ 201
(000 omitted)

Ratio of expenses to average      1.16% A                         1.25% F                   1.25% F   1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.16% A                         1.24% G                   1.23% G   1.25%     1.25% A
net assets after expense
reductions

Ratio of net investment           10.11% A                        10.02%                    6.85%     7.46%     9.09% A
income to average net assets

Portfolio turnover rate           348% A                          514%                      660%      410%      305%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

For the period ended December 31, 1998, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $4,818,041 or 6.3% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $119,842,784 and $127,070,102, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L) Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,692      $ 37

CLASS T    65,302       10,819

CLASS B    77,202       55,925

CLASS C    8,189        7,549

          $ 152,385    $ 74,330

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,471      $ 1,138

CLASS T    21,622       10,377

CLASS B    38,127       38,127*

CLASS C    1,434        1,434*

          $ 64,654     $ 51,076

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS*

CLASS A                $ 3,193   .29

CLASS T                 45,714   .18

CLASS B                 17,938   .21

CLASS C                 2,039    .25

INSTITUTIONAL CLASS     1,382    .18

                       $ 70,266

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,127,000. The weighted average interest rate was 5.04%.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A   1.40%                    $ 213

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $543 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,189 under the custodian arrangement.

7. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 11% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,

                            1999                       1998

FROM NET INVESTMENT INCOME

Class A                     $ 90,227                   $ 219,978

Class T                      2,070,422                  6,143,721

Class B                      616,844                    1,620,830

Class C                      56,277                     37,441

Institutional Class          63,100                     90,315

Total                       $ 2,896,870                $ 8,112,285

RETURN OF CAPITAL

Class A                     $ -                        $ 45,897

Class T                      -                          1,281,860

Class B                      -                          338,179

Class C                      -                          7,812

Institutional Class          -                          18,844

Total                       $ -                        $ 1,692,592

Total                       $ 2,896,870                $ 9,804,877

10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,  SIX MONTHS ENDED JUNE 30,

                                1999                       1998                     1999



CLASS A Shares sold                                         235,098                 $ 466,934
                                 56,225

Reinvestment of distributions    8,995                      24,274                   74,107

Shares redeemed                  (158,540)                  (103,745)                (1,199,571)

Net increase (decrease)          (93,320)                   155,627                 $ (658,530)

CLASS T Shares sold              1,929,144                  2,933,653               $ 16,004,010

Reinvestment of distributions    216,842                    698,169                  1,781,785

Shares redeemed                  (3,285,897)                (5,118,827)              (26,857,343)

Net increase (decrease)          (1,139,911)                (1,487,005)             $ (9,071,548)

CLASS B Shares sold              350,606                    816,033                 $ 2,927,325

Reinvestment of distributions    57,857                     175,037                  478,218

Shares redeemed                  (489,526)                  (964,234)                (4,012,475)

Net increase (decrease)          (81,063)                   26,836                  $ (606,932)

CLASS C Shares sold              183,111                    170,399                 $ 1,548,173

Reinvestment of distributions    4,617                      4,144                    38,479

Shares redeemed                  (96,994)                   (56,813)                 (821,620)

Net increase (decrease)          90,734                     117,730                 $ 765,032

INSTITUTIONAL CLASS Shares       306,326                    330,391                 $ 2,565,832
sold

Reinvestment of distributions    5,741                      10,655                   47,596

Shares redeemed                  (221,681)                  (275,152)                (1,759,617)

Net increase (decrease)          90,386                     65,894                  $ 853,811



                                DOLLARS

                                YEAR ENDED DECEMBER 31,

                                1998



CLASS A Shares sold             $ 2,083,069


Reinvestment of distributions    221,948

Shares redeemed                  (983,680)

Net increase (decrease)         $ 1,321,337

CLASS T Shares sold             $ 27,650,341

Reinvestment of distributions    6,462,132

Shares redeemed                  (49,719,962)

Net increase (decrease)         $ (15,607,489)

CLASS B Shares sold             $ 7,761,777

Reinvestment of distributions    1,605,746

Shares redeemed                  (9,294,273)

Net increase (decrease)         $ 73,250

CLASS C Shares sold             $ 1,580,351

Reinvestment of distributions    34,839

Shares redeemed                  (482,761)

Net increase (decrease)         $ 1,132,429

INSTITUTIONAL CLASS Shares      $ 2,916,407
sold

Reinvestment of distributions    96,223

Shares redeemed                  (2,600,890)

Net increase (decrease)         $ 411,740


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Fred L. Henning, Jr., Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

* INDEPENDENT TRUSTEES

EMI-SANN-0899  82286
1.705745.101

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
EMERGING MARKETS INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to financial statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, five year and life of fund total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  18.81%         -5.17%       69.96%        67.16%
INCOME - INST CL

JP EMBI Plus                   10.57%         -4.26%       94.38%        71.26%

Emerging Markets Debt Funds    9.72%          -10.63%      63.27%        n/a
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY ADV EMERGING MARKETS  -5.17%       11.19%        10.16%
INCOME - INST CL

JP EMBI Plus                   -4.26%       14.22%        10.66%

Emerging Markets Debt Funds    -10.63%      10.12%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL I      JP EMBI Plus
             00607                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10055.96                     8971.50
  1994/08/31      11267.52                     9714.11
  1994/09/30      11589.24                    10014.32
  1994/10/31      11290.55                     9697.82
  1994/11/30      11055.90                     9687.51
  1994/12/31      10246.94                     9059.99
  1995/01/31       9070.51                     8623.61
  1995/02/28       8422.24                     8222.51
  1995/03/31       8175.93                     8056.78
  1995/04/30       8877.85                     8918.88
  1995/05/31       9407.49                     9695.07
  1995/06/30       9460.49                     9909.06
  1995/07/31       9478.29                     9869.98
  1995/08/31       9683.27                    10140.13
  1995/09/30      10070.53                    10536.55
  1995/10/31      10009.09                    10422.17
  1995/11/30      10344.64                    10724.86
  1995/12/31      10975.98                    11485.35
  1996/01/31      11786.94                    12358.18
  1996/02/29      11132.52                    11676.46
  1996/03/31      11239.43                    11942.44
  1996/04/30      11817.53                    12593.99
  1996/05/31      12141.13                    12811.92
  1996/06/30      12409.00                    13262.30
  1996/07/31      12552.11                    13539.46
  1996/08/31      13008.06                    14036.78
  1996/09/30      14076.23                    14942.02
  1996/10/31      14441.53                    15043.72
  1996/11/30      15251.78                    15810.38
  1996/12/31      15389.41                    16000.37
  1997/01/31      16045.33                    16442.93
  1997/02/28      16318.80                    16729.03
  1997/03/31      15666.08                    16123.30
  1997/04/30      16195.03                    16602.74
  1997/05/31      16893.07                    17247.58
  1997/06/30      17418.65                    17644.32
  1997/07/31      18174.39                    18376.34
  1997/08/31      18074.50                    18301.91
  1997/09/30      18657.53                    18861.14
  1997/10/31      16803.76                    16688.46
  1997/11/30      17430.57                    17480.82
  1997/12/31      17981.09                    18083.31
  1998/01/31      18002.45                    18046.65
  1998/02/28      18492.36                    18563.20
  1998/03/31      18987.43                    19025.32
  1998/04/30      18999.68                    19071.47
  1998/05/31      18212.32                    18420.48
  1998/06/30      17627.52                    17888.74
  1998/07/31      17898.02                    18011.22
  1998/08/31      11585.73                    12835.61
  1998/09/30      12607.92                    14090.76
  1998/10/31      13479.33                    15002.37
  1998/11/30      14507.78                    15885.48
  1998/12/31      14070.24                    15488.40
  1999/01/31      13729.74                    14913.30
  1999/02/28      13965.43                    15127.43
  1999/03/31      15202.03                    16271.83
  1999/04/30      16824.58                    17383.82
  1999/05/31      15919.19                    16392.75
  1999/06/30      16716.28                    17125.88
IMATRL PRASUN   SHR__CHT 19990630 19990715 111028 R00000000000067

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by June 30, 1999, the value of the investment would have grown to $16,716 - a 67.16% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,126 - a 71.26% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,                  JULY 3, 1995 (COMMENCEMENT OF
                                                                                       SALE OF INSTITUTIONAL CLASS
                                                                                       SHARES) TO DECEMBER 31,

                  1999                       1998                      1997    1996    1995

Dividend returns  4.73%                      8.27% A                   8.54%   9.89%   5.04%

Capital returns   14.08%                     -30.02%                    8.30%  30.32%  10.48%

Total returns     18.81%                     -21.75%                   16.84%  40.21%  15.52%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR A

Dividends per share          5.36(cents)   33.39(cents)   84.39(cents)

Annualized dividend rate     7.57%         8.21%          10.30%

30-day annualized yield      8.58%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $8.61 over the past one month, $8.20 over the past six months, and $8.19 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE CLASS'
INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 17.6(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite rising U.S. interest rates,
emerging-market debt enjoyed
positive performance in the first half
of 1999, as the J.P. Morgan
Emerging Markets Bond Index Plus
- which tracks total returns for
traded external debt instruments in
the emerging markets - returned
10.57% for the six months ending
June 30, 1999.  The market's positive
performance was a continuation of
the rally that began late last fall in
the aftermath of Russia's
devaluation and default on its local
currency-denominated debt.
Several factors were responsible for
the rally.  First, emerging markets
enjoyed a technical rebound from
the dramatically oversold
conditions that existed last fall.
Russian debt, the primary victim of
last year's rout, enjoyed this year's
largest rebound.  Brazilian debt
prices also rallied significantly
despite a devaluation of its currency
- the real - in January.  The
Brazilian recovery was driven by a
much milder-than-expected
recession and a muted inflationary
response from the devaluation.
Another important development
was the dramatic increase in the
price of oil, which benefited
Venezuela, the second-best
performing country year-to-date,
as well as Russia and Mexico.  The
only country with significantly
negative returns was Ecuador,
which suffered from investors'
negative sentiment about its
creditworthiness, a stagnant
economy, high deficits and a
very weak banking sector.

(photograph of John Carlson)

An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. HOW DID THE FUND PERFORM IN THE FIRST HALF OF 1999, JOHN?

A. The fund generated favorable performance in the first half. For the six months ending June 30, 1999, the fund's Institutional Class shares returned 18.81%. The emerging market debt funds average, as tracked by Lipper Inc., returned 9.72% during the same period, while the J.P. Morgan Emerging Markets Bond Plus Index returned 10.57%. For the twelve months ending June 30, 1999, the fund's Institutional Class shares returned -5.17%. The Lipper peer group and J.P. Morgan index returned -10.63% and -4.26% respectively.

Q. RUSSIA WAS THE MAJOR STORY IN EMERGING MARKETS LAST YEAR. HOW HAS IT PERFORMED IN 1999 AND HOW DID IT INFLUENCE FUND PERFORMANCE?

A. Russian asset prices ended 1998 at deeply depressed levels after the government devalued its currency and defaulted on local currency-denominated debt. In addition, the themes of de-leveraging and deflation throughout global capital markets further contributed to the crisis. The fund maintained its overweighted position in Russia as our team believed assets had become significantly oversold. The fund's holdings in Russia were also shifted to include more U.S. dollar-denominated eurobonds, which we perceived to be more creditworthy than debt that had evolved from the former Soviet Union. So far this year, Russian debt prices have rebounded. Stronger commodity prices, particularly oil, helped. In addition, some stability returned to the Russian economy. The result has been that Russia is the top-performing country in the benchmark this year and a top contributor to the fund.

Q. WHAT'S BEEN THE MAJOR EVENT SO FAR IN 1999?

A. If Russia was 1998's big story, Brazil has been the major story thus far in 1999. Brazil devalued its currency - the real - in January of this year. However, unlike Russia, the perception is that the Brazil devaluation was one of the most widely anticipated emerging-market crises in recent memory. In light of this, our research team studied all the major emerging-market currency devaluations of the 1990s and concluded that Brazilian assets already reflected the turmoil that typically follows such an event. As a result of this and other factors, the fund overweighted Brazil. Brazilian debt prices subsequently recovered. Most importantly, the economy contracted less than was expected and inflation was surprisingly tame. In addition, the newly appointed Central Bank Governor, Arminio Fraga, was able to convince major banks to extend credit lines to Brazil. This action helped mitigate Brazil's growing liquidity crisis.

Q. WHAT ELSE HELPED FUND PERFORMANCE, AND WHAT HURT?

A. One of the key trends in the first half of 1999 was the resurgence in oil prices. The price of West Texas Intermediate crude oil rose from approximately $12 per barrel in January to over $18 per barrel by the end of June. Relative to its benchmark, the fund benefited from its overweighting in Venezuela, one of the world's most important oil producers. In addition, differentiating among oil producers benefited fund performance. Our analysts believed that, by itself, higher oil prices would not be enough to help Ecuador, a deteriorating credit. As a result, the fund maintained an underweighted position relative to the benchmark. It is also important to recognize that while country selection is the more talked-about aspect of our investment process, security selection - choosing the bonds with the best value in each country - also was a key driver of fund performance. Specifically, security selection within countries with robust bond markets, such as Brazil and Mexico, contributed to performance. While the fund had no significant detractors overall, security selection in Argentina hampered performance during June. Investor speculation about a possible currency devaluation left Argentinian debt prices lower, which caused our holdings in that country to suffer.

Q. JOHN, WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1999?

A. I'm cautious. Looking forward, I think it is critical that global economic growth expands, particularly outside of the U.S. Our work has found that long-term economic growth is the key variable for emerging-country creditworthiness. It is also important that commodity prices stay stable or increase. I will watch closely the level and consistency of credit extended by banks to emerging-market countries. Lastly, we are monitoring the potential for China to devalue its currency and considering the possible fallout from such an event.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: a high level of current
income; as a secondary
objective, the fund seeks
capital appreciation

START DATE: March 10, 1994

SIZE: as of June 30, 1999,
more than $76 million

MANAGER: John Carlson,
since 1995; lead manager,
Fidelity Advisor Strategic
Income Fund, since 1996;
joined Fidelity in 1995.

JOHN CARLSON TALKS ABOUT
ESTIMATING COUNTRY RISK:

"I have found when investing in
emerging markets that it is
critical to combine quantitative
analysis of countries with a
qualitative, hands-on assessment.

"The two main sources of risk for
an emerging-markets debt fund
are the overall market risk and
each country's individual risk. We
have created a proprietary tool to
help us assign a risk score to each
country in our investment
universe. One of the models we
use to reach this score looks at the
debt-servicing capacity of each
country. It is akin to the credit
scores used by banks as an aid in
deciding to whom to lend.

"The macroeconomic variables we
have found to be highly significant
in explaining the occurrence of
debt defaults are: 1) liquidity,
the gross borrowing requirements
of the country as a percentage of
foreign currency reserves; and
2) leverage, the country's external
debt as a percentage of exports of
goods and services. Additionally,
two economic performance
variables are included on the
premise that even large liquidity
requirements can be managed
provided policies are right and the
economy is experiencing robust,
non-inflationary growth. These
variables are average growth and
inflation."


INVESTMENT CHANGES





TOP FIVE COUNTRIES AS OF JUNE
30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE COUNTRIES  6 MONTHS AGO

Brazil                          21.2                     15.8

Mexico                          15.2                     22.9

Argentina                       14.7                     19.2

Russia                          12.3                     7.0

Venezuela                       9.6                      12.5


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE. TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS.

TOP FIVE HOLDINGS AS OF JUNE
30, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS  6 MONTHS AGO

Brazilian Federative Republic   12.9                     6.1

Argentinian Republic            10.3                     12.8

Venezuelan Republic             9.6                      12.5

United Mexican States           8.6                      17.0

Russian Federation              5.6                      1.1



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999                                            AS OF DECEMBER 31, 1998

Corporate Bonds                 19.9%                          Corporate Bonds                    16.8%

Government  Obligations         62.3%                          Government  Obligations            67.3%

Stocks                           5.1%                          Stocks                              7.0%

Other Investments                6.6%                          Other Investments                   4.7%

Short-Term  Investments          6.1%                          Short-Term  Investments             4.2%

Row: 1, Col: 1, Value: 19.9                                    Row: 1, Col: 1, Value: 16.8
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 62.3                                    Row: 1, Col: 3, Value: 67.3
Row: 1, Col: 4, Value: 0.0                                     Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.1                                     Row: 1, Col: 5, Value: 7.0
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 6.6                                     Row: 1, Col: 7, Value: 4.7
Row: 1, Col: 8, Value: 6.1                                     Row: 1, Col: 8, Value: 4.2







INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 19.9%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

CONVERTIBLE BONDS - 3.1%

MALAYSIA - 2.0%

Telekom Malaysia BHD 4%           Baa3        $ 1,690,000                        $ 1,457,625
10/3/04

MEXICO - 1.1%

Telefonos de Mexico SA de CV      BB           760,000                            784,700
4.25% 6/15/04

TOTAL CONVERTIBLE BONDS                                                           2,242,325

NONCONVERTIBLE BONDS - 16.8%

ARGENTINA - 2.4%

Compania Internacional de         BB     ARS   2,310,000                          1,790,492
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

BRAZIL - 4.9%

Banco Nacional de
Desenvolvimento  Economico e
Social:

13.64% 6/16/08 (g)                B1           3,225,000                          2,725,125

13.64% 6/16/08 (f)(g)             B1           980,000                            828,100

                                                                                  3,553,225

MALAYSIA - 3.1%

Petroliam Nasional BHD
(Petronas):

7.625% 10/15/26 (Reg. S)          A2           2,330,000                          1,898,950

yankee 7.625% 10/15/26 (f)        Baa3         490,000                            399,350

                                                                                  2,298,300

MEXICO - 4.2%

Cemex SA 9.25% 6/17/02            Ba2          1,430,000                          1,444,300

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          570,000                            475,950

9.5% 9/15/27                      Ba2          1,220,000                          1,160,525

                                                                                  3,080,775

TURKEY - 2.2%

Cellco Finance NV 15% 8/1/05      B2           1,540,000                          1,586,200

TOTAL NONCONVERTIBLE BONDS                                                        12,308,992

TOTAL CORPORATE BONDS                                                             14,551,317
(Cost $13,809,621)

GOVERNMENT OBLIGATIONS (H) -
62.7%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

ARGENTINA - 12.3%

Argentinian Republic:

Brady par euro 6% 3/31/23         Ba3         $ 5,870,000                        $ 3,756,800

9.75% 9/19/27                     Ba3          4,960,000                          3,812,995

City of Buenos Aires euro         B1     ARS   1,820,000                          1,465,298
10.5% 5/28/04

                                                                                  9,035,093

BRAZIL - 12.9%

Brazilian Federative Republic:

Brady discount euro 5.875%        B2           2,770,000                          1,765,875
4/15/24 (g)

Brady:

debt conversion bond euro         B2           3,820,000                          2,368,400
5.9375% 4/15/12 (g)

new money bond L:

5.9375% 4/15/09 (Bearer) (g)      B2           2,530,000                          1,774,163

5.9375% 4/15/09 (Reg.) (g)        B2           1,990,000                          1,395,488

global bond 10.125% 5/15/27       B2           2,820,000                          2,125,575

                                                                                  9,429,501

BULGARIA - 2.6%

Bulgarian Republic Brady:

discount A 5.875% 7/28/24 (g)     B2           2,440,000                          1,668,350

FLIRB A 2.5% 7/28/12 (g)          B2           440,000                            270,600

                                                                                  1,938,950

COSTA RICA - 1.4%

Banco Central Costa Rica          Ba1          400,000                            350,000
Series A, 6.25% 5/21/10

Costa Rican Republic 9.335%       Ba1          700,000                            686,000
5/15/09 (f)

                                                                                  1,036,000

IVORY COAST - 0.7%

Ivory Coast Brady past due        -            1,521,000                          532,350
interest 2% 3/29/18 (g)

MALAYSIA - 1.6%

Malaysian Government yankee       Baa3         1,130,000                          1,142,102
8.75% 6/1/09

MEXICO - 8.6%

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          1,660,000                          1,232,550
unit

Brady par B 6.25% 12/31/19        Ba2          590,000                            438,075
unit

global bond 11.5% 5/15/26         Ba2          2,460,000                          2,742,900

GOVERNMENT OBLIGATIONS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

MEXICO - CONTINUED

United Mexican States: -
continued

value recovery rights 6/30/03:

discount A (a)(i)                 -           $ 1,000                            $ 0

discount C (a)(i)                 -            1,000                              0

10.375% 2/17/09                   Ba2          840,000                            857,850

warrants 2/17/00 (a)(i)           -            16,100                             1,022,350

                                                                                  6,293,725

NIGERIA - 1.3%

Central Bank of Nigeria:

6.25% 11/15/20                    -            1,500,000                          922,500

warrants 11/15/20 (a)(i)          -            1,500                              0

                                                                                  922,500

PERU - 1.2%

Peruvian Republic:

Brady FLIRB 3.75% 3/7/17 (g)      Ba3          630,000                            346,500

Brady past due interest 4.5%      Ba3          850,000                            524,875
3/7/17 (g)

                                                                                  871,375

POLAND - 0.5%

Polish Republic Brady par 3%      Baa3         610,000                            364,475
10/27/24 (e)

RUSSIA - 8.8%

Bank for Foreign Economic         Ca           3,940,000                          630,400
Affairs of Russia
(Vnesheconombank) interest
notes 6.0625% 12/15/15 (g)

Moscow City 9.5% 5/31/00          Caa1         2,430,000                          1,500,525
(Reg.)

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)      B3           3,310,000                          1,861,875

9.25% 11/27/01                    B3           570,000                            386,175

11% 7/24/18 (Reg. S)              B3           3,750,000                          1,875,000

Russian Federation Ministry       Ca           690,000                            162,150
of Finance 3% 5/14/03

                                                                                  6,416,125

GOVERNMENT OBLIGATIONS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

TURKEY - 1.2%

Turkish Republic:

global 12.375% 6/15/09            B1          $ 610,000                          $ 601,613

Treasury Bill 0% 1/19/00 (j)      -      TRL   206,126,000                        319,513

                                                                                  921,126

VENEZUELA - 9.6%

Venezuelan Republic:

Brady:

debt conversion bond euro         B2           3,440,460                          2,662,056
6.3125% 12/18/07 (g)

par W-B euro 6.75% 3/31/20        B2           1,550,000                          1,081,125

global bond 13.625% 8/15/18       B2           1,050,000                          966,000

Oil recovery rights 3/31/20       -            16,705                             0
(i)

9.25% 9/15/27                     B2           2,380,000                          1,582,700

euro 6% 3/31/07 (g)               B2           952,375                            728,567

                                                                                  7,020,448

TOTAL GOVERNMENT OBLIGATIONS                                                      45,923,770
(Cost $42,138,022)


COMMON STOCKS - 5.1%

                                 SHARES

BRAZIL - 3.4%

Telebras sponsored:

ADR                               42,000                2,625

ADR (PFD)                         27,800                2,507,213

                                                        2,509,838

MEXICO - 1.3%

Cemex SA Series B                 104,000               518,335

Fomento Economico Mexicano SA     10,200                406,725
de CV sponsored ADR

                                                        925,060

SINGAPORE - 0.4%

Pacific Internet Ltd.             7,100                 336,363

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UNITED STATES OF AMERICA - 0.0%

Paging Brazil Holding Co. LLC     490                  $ 0
Class B (a)

TOTAL COMMON STOCKS                                      3,771,261
(Cost $3,218,102)


SOVEREIGN LOAN PARTICIPATIONS
- 6.6%

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)

ALGERIA - 0.4%

Algerian Republic loan            -        $ 330,000                          311,850
participation - The Chase
Manhattan Bank 7.3125%
3/4/00 (g)

ANGOLA - 0.5%

Banco Nacional de Angola loan     -         1,596,128                         351,148
participation - Societe
Generale (a)

CAMEROON - 0.2%

Cameroon Republic:

loan participation - Societe      -   FRF   1,960,000                         46,346
Generale (a)

loan participation - Societe      -   DEM   1,430,000                         113,405
Generale (a)

                                                                              159,751

CONGO - 0.2%

Congo Republic loan               -         1,056,047                         137,286
participation - Societe
Generale (a)

MOROCCO - 1.8%

Moroccan Kingdom loan
participation:

Series A - ING Bank NV            -         620,000                           503,750
5.9063% 1/1/09 (g)

Series A - Merrill Lynch,         -         323,809                           263,095
Pierce, Fenner & Smith, Inc.
5.9063% 1/1/09 (g)

Series A - Morgan Guaranty        -         242,856                           197,321
Trust Co. 5.9063% 1/1/09 (g)

Series A - Paribas Capital        -         450,000                           365,625
Markets 5.9063% 1/1/09 (g)

                                                                              1,329,791

RUSSIA - 3.5%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank):

loan participation
restructured under 1997
Agreement:

- BankBoston Corp. 6.0625%        -         20,000                            2,475
12/15/20 (c)(g)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

RUSSIA - CONTINUED

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank): - continued

loan participation
restructured under 1997
Agreement:

- Deutsche Bank 6.0625%           -        $ 1,780,000                       $ 220,275
12/15/20 (c)(g)

- Donald, Lufkin & Jenrette       -         930,000                           115,088
Securities Corp. 6.0625%
12/15/20 (c)(g)

- ING Bank NV 6.0625%             -         1,680,000                         207,900
12/15/20 (c)(g)

- Lehman Commercial Paper,        -         170,000                           21,038
Inc. 6.0625% 12/15/20 (c)(g)

- Merrill Lynch, Pierce,          -         1,460,000                         180,675
Fenner & Smith, Inc. 6.0625%
12/15/20 (c)(g)

- Morgan (J.P.) Securities,       -         8,610,000                         1,065,488
Inc. 6.0625% 12/15/20 (c)(g)

- Paribus Capital Markets         -         1,070,000                         132,413
6.0625% 12/15/20 (c)(g)

- The Chase Manhattan Bank        -         4,710,000                         582,863
6.0625% 12/15/20 (c)(g)

                                                                              2,528,215

TOTAL SOVEREIGN LOAN                                                          4,818,041
PARTICIPATIONS
(Cost $5,932,416)


CASH EQUIVALENTS - 5.7%

                           MATURITY AMOUNT

Investments in repurchase  $ 4,143,557                     4,143,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.84%,
dated 6/30/99 due 7/1/99
(Cost $4,143,000)

TOTAL INVESTMENT IN                                      $ 73,207,389
SECURITIES - 100%
(Cost $69,241,161)

SECURITY TYPE ABBREVIATION

FLIRB                       -   Front Loaded Interest
                                Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                         -   Argentine peso

DEM                         -   German deutsche mark

FRF                         -   French franc

TRL                         -   Turkish lira

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,913,450 or 2.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(i) Quantity represents share amount.

(j) Principal amount in thousands

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        2.6%       AAA, AA, A    0.0%

Baa               4.6%       BBB           4.6%

Ba                24.4%      BB            35.6%

B                 40.6%      B             27.1%

Caa               2.0%       CCC           2.2%

Ca, C             1.1%       CC, C         5.9%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 8.6%. FMR has determined that unrated debt securities that are lower quality account for 8.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $70,160,029. Net unrealized appreciation aggregated $3,047,360, of which $6,253,195 related to appreciated investment securities and $3,205,835 related to depreciated investment securities.

At December 31, 1998, the fund had a capital loss carryforward of approximately $20,267,000 all of which will expire on December 31, 2006.

The fund intends to elect to defer to its fiscal year ending December 31, 1999 approximately $4,525,000 of losses recognized during the period November 1, 1998 to December 31, 1998.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 73,207,389
value (including repurchase
agreements of $4,143,000)
(cost $69,241,161) -  See
accompanying schedule

Cash                                         673

Receivable for investments                   5,355,491
sold

Receivable for fund shares                   84,421
sold

Dividends receivable                         109,005

Interest receivable                          1,265,620

 TOTAL ASSETS                                80,022,599

LIABILITIES

Payable for investments        $ 3,228,356
purchased

Payable for fund shares         242,415
redeemed

Distributions payable           67,612

Accrued management fee          42,014

Distribution fees payable       25,879

Foreign tax payable             174,204

Other payables and accrued      51,940
expenses

 TOTAL LIABILITIES                           3,832,420

NET ASSETS                                  $ 76,190,179

Net Assets consist of:

Paid in capital                             $ 98,840,650

Undistributed net investment                 70,298
income

Accumulated undistributed net                (26,683,746)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  3,962,977
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 76,190,179

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                 JUNE 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM              $8.87
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,398,702 (divided by)
270,303 shares)

Maximum offering price per          $9.31
share (100/95.25 of $8.87)

CLASS T: NET ASSET VALUE and        $8.87
redemption price per share
($51,111,233 (divided by)
5,765,055 shares)

Maximum offering price per          $9.19
share (100/96.50 of $8.87)

CLASS B: NET ASSET VALUE and        $8.91
offering price per share
($18,339,547 (divided by)
2,059,199 shares) A

CLASS C: NET ASSET VALUE, and       $8.89
offering price per share
($1,906,742 (divided by)
214,410 shares) A

INSTITUTIONAL CLASS: NET            $8.83
ASSET VALUE, offering price
and redemption price   per
share ($2,433,955 (divided
by) 275,637 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JUNE 30,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                            $ 147,133
Dividends

Interest                                      4,052,885

                                              4,200,018

Less foreign taxes withheld                   (14,758)

 TOTAL INCOME                                 4,185,260

EXPENSES

Management fee                   $ 254,668

Transfer agent fees               70,266

Distribution fees                 152,385

Accounting fees and expenses      30,542

Non-interested trustees'          257
compensation

Custodian fees and expenses       18,303

Registration fees                 40,103

Audit                             21,039

Legal                             67

Interest                          298

 Total expenses before            587,928
reductions

 Expense reductions               (1,945)     585,983

NET INVESTMENT INCOME                         3,599,277

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            510,686

 Foreign currency transactions    40,941      551,627

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            8,078,395

 Assets and liabilities in        3,515       8,081,910
foreign currencies

NET GAIN (LOSS)                               8,633,537

NET INCREASE (DECREASE) IN                   $ 12,232,814
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                               1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 3,599,277                $ 9,556,479
income

 Net realized gain (loss)       551,627                    (24,724,723)

 Change in net unrealized       8,081,910                  (7,288,547)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     12,232,814                 (22,456,791)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (2,896,870)                (8,112,285)
From net investment income

 Return of capital              -                          (1,692,592)

 TOTAL DISTRIBUTIONS            (2,896,870)                (9,804,877)

Share transactions - net        (8,718,167)                (12,668,733)
increase (decrease)

  TOTAL INCREASE (DECREASE)     617,777                    (44,930,401)
IN NET ASSETS

NET ASSETS

 Beginning of period            75,572,402                 120,502,803

 End of period (including      $ 76,190,179               $ 75,572,402
under (over) distribution
of net investment income of
$70,298 and  $(632,109),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED  JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                      1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.780                          $ 11.120                  $ 11.720  $ 10.520
period

Income from Investment
Operations

Net investment income D           .405                             .943                      .953      .274

Net realized and unrealized       1.010                            (3.275)                   .891      1.574
gain (loss)

Total from investment             1.415                            (2.332)                   1.844     1.848
operations

Less Distributions

From net investment income        (.325)                           (.834)                    (.984)    (.238)

From net realized gain            -                                -                         (1.460)   (.410)

Return of capital                 -                                (.174)                    -         -

Total distributions               (.325)                           (1.008)                   (2.444)   (.648)

Net asset value, end of period   $ 8.870                          $ 7.780                   $ 11.120  $ 11.720

TOTAL RETURN B, C                 18.58%                           (21.94)%                  16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,399                          $ 2,829                   $ 2,313   $ 478
(000 omitted)

Ratio of expenses to average      1.40% A, F                       1.40% F                   1.40% F   1.40% A, F
net assets

Ratio of expenses to average      1.40% A                          1.39% G                   1.38% G   1.40% A
net assets after expense
reductions

Ratio of net investment           9.87% A                          10.05%                    7.74%     7.31% A
income to  average net assets

Portfolio turnover rate           348% A                           514%                      660%      410%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.770                         $ 11.110                  $ 11.710  $ 9.280   $ 9.520
period

Income from Invest- ment
Operations

Net investment  income            .402 D                          .975 D                    .877 D    .758 D    .860

Net realized and unrealized       1.022                           (3.319)                   .961      2.832     (.323)
gain (loss)

Total from investment             1.424                           (2.344)                   1.838     3.590     .537
operations

Less Distributions

From net investment income        (.324)                          (.824)                    (.978)    (.750)    (.777)

From net realized gain            -                               -                         (1.460)   (.410)    -

Return of capital                 -                               (.172)                    -         -         -

Total distributions               (.324)                          (.996)                    (2.438)   (1.160)   (.777)

Net asset value, end of period   $ 8.870                         $ 7.770                   $ 11.110  $ 11.710  $ 9.280

TOTAL RETURN B, C                 18.72%                          (22.07)%                  16.47%    40.41%    6.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 51,111                        $ 53,643                  $ 93,228  $ 78,861  $ 36,205
(000 omitted)

Ratio of expenses to average      1.41% A                         1.50%                     1.47%     1.49%     1.50% F
net assets

Ratio of expenses to average      1.41% A                         1.48% G                   1.45% G   1.48% G   1.50%
net assets after expense
reductions

Ratio of net invest- ment         9.86% A                         9.96%                     7.08%     7.23%     9.32%
income to average net assets

Portfolio turnover rate           348% A                          514%                      660%      410%      305%



FINANCIAL HIGHLIGHTS - CLASS T

                                 YEARS ENDED DECEMBER 31,

                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.000
period

Income from Invest- ment
Operations

Net investment  income            .356

Net realized and unrealized       (.073)
gain (loss)

Total from investment             .283
operations

Less Distributions

From net investment income        (.503)

From net realized gain            (.260)

Return of capital                 -

Total distributions               (.763)

Net asset value, end of period   $ 9.520

TOTAL RETURN B, C                 2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 30,029
(000 omitted)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of expenses to average      1.50% A
net assets after expense
reductions

Ratio of net invest- ment         6.60% A
income to average net assets

Portfolio turnover rate           354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                               SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1998                      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 7.800                         $ 11.160                  $ 11.750  $ 9.300   $ 9.520
period

Income from Investment
Operations

Net investment  income          .375 D                          .907 D                    .806 D    .686 D    .835

Net realized and unrealized     1.031                           (3.334)                   .956      2.853     (.342)
gain (loss)

Total from investment           1.406                           (2.427)                   1.762     3.539     .493
operations

Less Distributions

From net  investment income     (.296)                          (.772)                    (.892)    (.679)    (.713)

From net  realized gain         -                               -                         (1.460)   (.410)    -

Return of capital               -                               (.161)                    -         -         -

Total distributions             (.296)                          (.933)                    (2.352)   (1.089)   (.713)

Net asset value,  end of       $ 8.910                         $ 7.800                   $ 11.160  $ 11.750  $ 9.300
period

TOTAL RETURN B, C               18.38%                          (22.66)%                  15.70%    39.61%    6.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 18,339                        $ 16,703                  $ 23,576  $ 17,746  $ 9,486
(000 omitted)

Ratio of expenses to average    2.10% A                         2.15% F                   2.15%     2.15% F   2.25% F
net assets

Ratio of expenses to average    2.10% A                         2.13% G                   2.13% G   2.15%     2.25%
net assets after expense
reductions

Ratio of net investment         9.17% A                         9.36%                     6.48%     6.56%     8.48%
income to average net assets

Portfolio turnover rate         348% A                          514%                      660%      410%      305%



FINANCIAL HIGHLIGHTS - CLASS B

                               YEARS ENDED DECEMBER 31,

                               1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.700
period

Income from Investment
Operations

Net investment  income          .167

Net realized and unrealized     .227
gain (loss)

Total from investment           .394
operations

Less Distributions

From net  investment income     (.314)

From net  realized gain         (.260)

Return of capital               -

Total distributions             (.574)

Net asset value,  end of       $ 9.520
period

TOTAL RETURN B, C               3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 5,034
(000 omitted)

Ratio of expenses to average    2.25% A, F
net assets

Ratio of expenses to average    2.25% A
net assets after expense
reductions

Ratio of net investment         5.86% A
income to average net assets

Portfolio turnover rate         354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.790                         $ 11.110                  $ 12.190
period

Income from Investment
Operations

Net investment income D           .370                            .792                      .154

Net realized and unrealized       1.022                           (3.191)                   .322
gain (loss)

Total from investment             1.392                           (2.399)                   .476
operations

Less Distributions

From net investment income        (.292)                          (.762)                    (.286)

From net realized gain            -                               -                         (1.270)

Return of capital                 -                               (.159)                    -

Total distributions               (.292)                          (.921)                    (1.556)

Net asset value, end of period   $ 8.890                         $ 7.790                   $ 11.110

TOTAL RETURN B, C                 18.21%                          (22.47)%                  4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,907                         $ 964                     $ 66
(000 omitted)

Ratio of expenses to average      2.24% A                         2.25% F                   2.25% A, F
net assets

Ratio of expenses to average      2.24% A                         2.23% G                   2.25% A
net assets after  expense
reductions

Ratio of net investment           9.03% A                         9.30%                     9.04% A
income to average net assets

Portfolio turnover rate           348% A                          514%                      660%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 7.740                         $ 11.060                  $ 11.650  $ 9.280   $ 8.400
of period

Income from Investment
Operations

Net investment income             .410 D                          .931 D                    .860 D    .786 D    .393

Net realized and unrealized       1.014                           (3.229)                   1.008     2.779     .876
gain (loss)

Total from investment             1.424                           (2.298)                   1.868     3.565     1.269
operations

Less Distributions

From net investment income        (.334)                          (.846)                    (.998)    (.785)    (.389)

From net realized gain            -                               -                         (1.460)   (.410)    -

Return of capital                 -                               (.176)                    -         -         -

Total distributions               (.334)                          (1.022)                   (2.458)   (1.195)   (.389)

Net asset value, end of period   $ 8.830                         $ 7.740                   $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                 18.81%                          (21.75)%                  16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,434                         $ 1,434                   $ 1,320   $ 2,639   $ 201
(000 omitted)

Ratio of expenses to average      1.16% A                         1.25% F                   1.25% F   1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.16% A                         1.24% G                   1.23% G   1.25%     1.25% A
net assets after expense
reductions

Ratio of net investment           10.11% A                        10.02%                    6.85%     7.46%     9.09% A
income to average net assets

Portfolio turnover rate           348% A                          514%                      660%      410%      305%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

For the period ended December 31, 1998, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $4,818,041 or 6.3% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $119,842,784 and $127,070,102, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L) Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,692      $ 37

CLASS T    65,302       10,819

CLASS B    77,202       55,925

CLASS C    8,189        7,549

          $ 152,385    $ 74,330

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,471      $ 1,138

CLASS T    21,622       10,377

CLASS B    38,127       38,127*

CLASS C    1,434        1,434*

          $ 64,654     $ 51,076

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS*

CLASS A                $ 3,193   .29

CLASS T                 45,714   .18

CLASS B                 17,938   .21

CLASS C                 2,039    .25

INSTITUTIONAL CLASS     1,382    .18

                       $ 70,266

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,127,000. The weighted average interest rate was 5.04%.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A   1.40%                    $ 213

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $543 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,189 under the custodian arrangement.

7. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 11% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,

                            1999                       1998

FROM NET INVESTMENT INCOME

Class A                     $ 90,227                   $ 219,978

Class T                      2,070,422                  6,143,721

Class B                      616,844                    1,620,830

Class C                      56,277                     37,441

Institutional Class          63,100                     90,315

Total                       $ 2,896,870                $ 8,112,285

RETURN OF CAPITAL

Class A                     $ -                        $ 45,897

Class T                      -                          1,281,860

Class B                      -                          338,179

Class C                      -                          7,812

Institutional Class          -                          18,844

Total                       $ -                        $ 1,692,592

Total                       $ 2,896,870                $ 9,804,877

10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                              DOLLARS

                                SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31,  SIX MONTHS ENDED JUNE 30,

                                1999                       1998                     1999



CLASS A Shares sold                                         235,098                 $ 466,934
                                 56,225

Reinvestment of distributions    8,995                      24,274                   74,107

Shares redeemed                  (158,540)                  (103,745)                (1,199,571)

Net increase (decrease)          (93,320)                   155,627                 $ (658,530)

CLASS T Shares sold              1,929,144                  2,933,653               $ 16,004,010

Reinvestment of distributions    216,842                    698,169                  1,781,785

Shares redeemed                  (3,285,897)                (5,118,827)              (26,857,343)

Net increase (decrease)          (1,139,911)                (1,487,005)             $ (9,071,548)

CLASS B Shares sold              350,606                    816,033                 $ 2,927,325

Reinvestment of distributions    57,857                     175,037                  478,218

Shares redeemed                  (489,526)                  (964,234)                (4,012,475)

Net increase (decrease)          (81,063)                   26,836                  $ (606,932)

CLASS C Shares sold              183,111                    170,399                 $ 1,548,173

Reinvestment of distributions    4,617                      4,144                    38,479

Shares redeemed                  (96,994)                   (56,813)                 (821,620)

Net increase (decrease)          90,734                     117,730                 $ 765,032

INSTITUTIONAL CLASS Shares       306,326                    330,391                 $ 2,565,832
sold

Reinvestment of distributions    5,741                      10,655                   47,596

Shares redeemed                  (221,681)                  (275,152)                (1,759,617)

Net increase (decrease)          90,386                     65,894                  $ 853,811



                                DOLLARS

                                YEAR ENDED DECEMBER 31,

                                1998



CLASS A Shares sold             $ 2,083,069


Reinvestment of distributions    221,948

Shares redeemed                  (983,680)

Net increase (decrease)         $ 1,321,337

CLASS T Shares sold             $ 27,650,341

Reinvestment of distributions    6,462,132

Shares redeemed                  (49,719,962)

Net increase (decrease)         $ (15,607,489)

CLASS B Shares sold             $ 7,761,777

Reinvestment of distributions    1,605,746

Shares redeemed                  (9,294,273)

Net increase (decrease)         $ 73,250

CLASS C Shares sold             $ 1,580,351

Reinvestment of distributions    34,839

Shares redeemed                  (482,761)

Net increase (decrease)         $ 1,132,429

INSTITUTIONAL CLASS Shares      $ 2,916,407
sold

Reinvestment of distributions    96,223

Shares redeemed                  (2,600,890)

Net increase (decrease)         $ 411,740






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Fred L.Henning, Jr., Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

*INDEPENDENT TRUSTEES

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

EMII-SANN-0899  82287
1.705746.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)